OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME
OTHER OPERATING INCOME

NOTE 22 — OTHER OPERATING INCOME

For the years ended December 31, 2021 and 2020, other operating income consists of:

	For the Years Ended December 31,
	2021	2020
Other income	$—	$133,519
Subsidy from Government	499,300	—
	$499,300	$133,519